Employee benefit plans - Summary of Amounts Recognised in the Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2,353	$ 3,204
Interest cost	2,116	2,005
Past service cost	97	146
Loss on settlement	32	0
Expected return on plan assets	(1,881)	(1,800)
Employee benefit plans expense (recovery)	2,717	3,555
Employee Benefit Plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2,181	2,935
Interest cost	669	601
Past service cost	0	0
Loss on settlement	0	0
Expected return on plan assets	(72)	(73)
Employee benefit plans expense (recovery)	2,778	3,463
SERP
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	172	269
Interest cost	1,447	1,404
Past service cost	97	146
Loss on settlement	32	0
Expected return on plan assets	(1,809)	(1,727)
Employee benefit plans expense (recovery)	$ (61)	$ 92